Deposits from credit institutions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classification:
Financial liabilities at amortized cost	R$ 146,867,521	R$ 158,565,482
Total	146,867,521	158,565,482
Type:
Demand deposits (1)	1,951,466	858,846
Time deposits (2)	119,636,099	126,587,555
Repurchase agreements	25,279,956	31,119,081
Comprising:
Backed operations with Government Securities	25,279,956	31,119,081
Total	R$ 146,867,521	R$ 158,565,482